Employee benefits - Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ 1,163.4	₨ 88,029.9	₨ (25,612.6)	₨ 46,751.0
Defined Benefit Provident Fund Plan [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest Cost)	4.0	302.3
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	0.6	45.7
Adjustments for limits on net asset	(2.2)	(167.7)
Total recognized in other comprehensive income	2.4	180.3
Total recognized in income statement and other comprehensive income	$ 19.3	₨ 1,458.0